RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

On September 1, 2015, the Company entered five-year employment contracts with three of its officers and directors. One of the officers and director resigned as of September 30, 2020. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage initially remained at 11% (undated to 18% as noted below) of the outstanding shares of the Company. The agreements were amended on September 1, 2020, as noted below, and the table reflects the amendment to these agreements. The following table sets forth the shares earned under these contracts for the two active officers as of December 31, 2023:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	14,487,669	15,516,579
Chief Financial Officer	617,346	7,476,173	8,093,519
Total	1,646,256	21,963,842	23,610,098

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the two senior officers equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers are entitled to additional future shares, so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company.

Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Total	$430,000

During the nine months ended December 31, 2023, two officers and a director were issued 6,821,785 shares of common stock with a value of $705,974 for service.

As of December 31, 2023, the Company owed a related party $2,179 in expenses.

NOTE 4– RELATED PARTY TRANSACTIONS

On September 1, 2020, the Company entered five-year compensation agreements with two of its officers and an independent director. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company. In addition, the officers ae entitled to future bonuses including a signing bonus totaling $170,000 plus additional bonuses based on their performance.

Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President and CEO (2)	$252,000	12%
Chief Financial Officer (1)	$180,000	6%
Director (3)	$20,000	-
Total	$452,000	18%

For the year ended March 31, 2023:

(1)	The Chief Financial Officers was paid $180,000 in cash.
(2)	The President and Chief Executive Officer was paid $252,000.
(3)	The director of the Company was paid $20,000 in director fees which was paid in stock.

The following table sets forth the shares earned under these contracts from inception through year ended March 31, 2023:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	10,052,269	11,081,179
Chief Financial Officer	617,346	5,258,723	5,876,069
Total	1,646,256	15,310,992	16,957,248

As of March 31, 2023, the Company had zero due to officers and directors.

In December 2021, an officer of the Company advanced the Company $21,220, $14,220 for accounts payable and $7,000 in cash. The Company repaid the advance on February 9, 2022.

During the year ended March 31, 2022 two officers and a director converted $128,333 of accrued payables into 2,407,010 shares of common stock.

During the year ended March 31, 2022 the Company issued 1,513,719 shares of common stock with a value of $110,835 to three related parties for service.

During the year ended March 31, 2023 the Company issued 3,815,414 shares of common stock with a value of $624,320 to three related parties for service.